Convertible Debentures (Details) - USD ($)						6 Months Ended		12 Months Ended
	Jan. 06, 2023	Jan. 04, 2022	Dec. 06, 2021	Dec. 03, 2021	Dec. 02, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Debt Disclosure [Abstract]
Convertible debenture issued		$ 2,500,000	$ 6,000,000	$ 2,500,000	$ 6,000,000	$ 1,673,100
Annual interest rate			5.00%		5.00%
Convertible debenture						$ 1,000,000
Outstanding balance of convertible debenture					$ 1,300,000
Maturity date						Jun. 30, 2023
Principal amount	$ 216,667
Financing transaction with gross proceeds	$ 250,000
Total proceeds percentage	50.00%
Convertible debenture outstanding						$ 433,332		$ 2,835,400
Interest expenses						$ 239,325